ECONOMIC DEPENDENCE (Schedule of sales to individual customers exceeding 10% revenues) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [line items]
Revenues	$ 10,687,626	$ 9,126,082	$ 5,413,594
Customer A [Member]
Disclosure of major customers [line items]
Revenues	4,345,189	5,134,327
Customer B [Member]
Disclosure of major customers [line items]
Revenues	2,997,731	1,871,092
Customer C [Member]
Disclosure of major customers [line items]
Revenues	$ 1,429,481